Acquisitions and disposals (Detail) $ / shares in Units, $ in Millions											12 Months Ended
		Jan. 30, 2025 USD ($)	Dec. 05, 2024 USD ($)	Dec. 02, 2024 USD ($)	Nov. 01, 2024 USD ($)	Jul. 17, 2024 USD ($)	Nov. 30, 2023 USD ($) facility	Aug. 28, 2023 USD ($)	Oct. 17, 2022 USD ($)	Mar. 29, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 22, 2025 USD ($)	Oct. 31, 2024 USD ($)	Oct. 09, 2024 $ / shares	Sep. 30, 2024	Nov. 08, 2023 USD ($)	Dec. 16, 2022
Disclosure Of Acquisitions And Disposals [Line Items]
Notional amount											$ 890	$ 1,050
Impairment charges net of reversals, pre tax											$ 561	936	$ 52
Power arrangement, agreement term											20 years
Gains/(losses) on consolidation and disposal of interests in businesses											$ 1,214	0	(105)
Acquisitions, including fair value adjustment for contributed assets											650
Acquisition of joint venture	[1]										346	834	850
Attributable to non-controlling interests											2,719	1,755
Payments from changes in ownership interests in subsidiaries that do not result in loss of control											591	33	2,961
Sales of property, plant and equipment and intangible assets											30	9	0
Proceeds from disposal of exploration and evaluation assets											$ 0	$ 88	1
New Zealand Aluminium Smelters Limited
Disclosure Of Acquisitions And Disposals [Line Items]
Proportion of ownership interest in joint operation											80.00%	79.36%
Fair value after acquisition					$ 386
Gains/(losses) on consolidation and disposal of interests in businesses					638
Post-tax consolidation and disposal of interests in businesses					467
Fair value of share for joint operation exceeding carrying value					290
Carrying value of share for joint operation															$ (78)
Acquisitions, including fair value adjustment for contributed assets					650
Increase in deferred tax liabilities					171
Goodwill recognised as of acquisition date					$ 0
Arcadium
Disclosure Of Acquisitions And Disposals [Line Items]
Acquisition price, per share (usd per share) | $ / shares																$ 5.85
New Zealand Aluminium Smelters Limited
Disclosure Of Acquisitions And Disposals [Line Items]
Percentage of voting equity interests acquired					20.64%
Canada
Disclosure Of Acquisitions And Disposals [Line Items]
Consideration for sale									$ 150
Proceeds from sale									80
Uranium Energy Corp | Canada
Disclosure Of Acquisitions And Disposals [Line Items]
Shares received (in shares)									$ 70
Wyoming Uranium
Disclosure Of Acquisitions And Disposals [Line Items]
Proceeds from sale			$ 175
Lake Macleod
Disclosure Of Acquisitions And Disposals [Line Items]
Proceeds from sale				$ 247
La Granja
Disclosure Of Acquisitions And Disposals [Line Items]
Percentage owned								45.00%
La Granja | First Quantum
Disclosure Of Acquisitions And Disposals [Line Items]
Proceeds from sale								$ 105
Proportion of interest sold								55.00%
Net consideration								$ 104
Working capital balance in project completion								1
Sales of property, plant and equipment and intangible assets								16
Proceeds from disposal of exploration and evaluation assets								88
Gain on fair value of interest retained								85
Profit relating to interest in undeveloped projects								47
Remaining gain eliminated against the fair value of the EAU								38
Pre-tax gain								$ 154
Boyne Smelters Limited
Disclosure Of Acquisitions And Disposals [Line Items]
Percentage of voting equity interests acquired					14.11%
Boyne Smelters Limited | Ordinary
Disclosure Of Acquisitions And Disposals [Line Items]
Proportion of ownership interest in associate											73.50%
Winning Consortium Simandou Railway Pte. Ltd and Winning Consortium Simandou Ports Pte. Ltd
Disclosure Of Acquisitions And Disposals [Line Items]
Proportion of ownership interest in associate											18.02%
Proportion of ownership interest in associates, percent acquired						34.00%
Acquisition of joint venture						$ 313					$ 313
Rincon Mining Pty Limited
Disclosure Of Acquisitions And Disposals [Line Items]
Purchase of property, plant and equipment, classified as investing activities										$ 825
Asset purchase of capitalised exploration and evaluation										$ 822
New Zealand Aluminium Smelters Limited
Disclosure Of Acquisitions And Disposals [Line Items]
Ownership percentage in subsidiary (%)					100.00%						100.00%
Turquoise Hill
Disclosure Of Acquisitions And Disposals [Line Items]
Percentage of voting equity interests acquired																			49.00%
Payments from changes in ownership interests in subsidiaries that do not result in loss of control													$ 2,961
Dampier Salt Limited
Disclosure Of Acquisitions And Disposals [Line Items]
Ownership percentage in subsidiary (%)											68.36%
Simfer Jersey Limited
Disclosure Of Acquisitions And Disposals [Line Items]
Ownership percentage in subsidiary (%)											53.00%
Acquisition of joint venture						$ 166
Attributable to non-controlling interests											$ 1,335	$ (130)
Simfer Jersey Limited | Ordinary
Disclosure Of Acquisitions And Disposals [Line Items]
Ownership percentage in subsidiary (%)						53.00%					53.00%
Simfer Jersey Limited | Chalco Iron Ore Holdings Ltd (CIOH)
Disclosure Of Acquisitions And Disposals [Line Items]
Acquisition of joint venture						$ 147
Simfer Jersey Limited | Chalco Iron Ore Holdings Ltd (CIOH) | Ordinary
Disclosure Of Acquisitions And Disposals [Line Items]
Ownership percentage in subsidiary (%)						47.00%
Arcadium Lithium | Loan Agreement Entered Into
Disclosure Of Acquisitions And Disposals [Line Items]
Acquisition, loan amount		$ 200
Notional amount														$ 300
Mitsubishi Corporation | Boyne Smelters Limited
Disclosure Of Acquisitions And Disposals [Line Items]
Percentage of voting equity interests acquired																	11.65%
Sumimoto Chemical Company | Boyne Smelters Limited
Disclosure Of Acquisitions And Disposals [Line Items]
Percentage of voting equity interests acquired					2.46%
Meridian Minera Limitada | Agua De La Falda
Disclosure Of Acquisitions And Disposals [Line Items]
Percentage of voting equity interests acquired																		57.74%
Consideration transferred, acquisition-date fair value																		$ 45
Corporacion Nacional Del Cobre De Chile | Nuevo Cobre
Disclosure Of Acquisitions And Disposals [Line Items]
Percentage of voting equity interests acquired																		42.26%
Attributable to non-controlling interests																		$ 33
Giampaolo Group | Matalco Joint Venture
Disclosure Of Acquisitions And Disposals [Line Items]
Acquisition of joint venture							$ 738
Giampaolo Group | Matalco Canada Inc.
Disclosure Of Acquisitions And Disposals [Line Items]
Proportion of ownership interest in joint venture, acquired							50.00%
Number of facilities | facility							1
Giampaolo Group | Matalco USA
Disclosure Of Acquisitions And Disposals [Line Items]
Proportion of ownership interest in joint venture, acquired							50.00%
Number of facilities | facility							6

[1]	In 2024, our net cash outflow in relation to the Simandou iron ore project was US$1.3 billion. This includes cash outflows of US$1,831 million for purchase of property, plant and equipment,
US$313 million as acquisition of associates for WCS Rail and Port, and US$652 million as net funding of equity accounted units for the subsequent funding of that shared infrastructure. We received related cash inflows of US$1,505 million from Chalco Iron Ore Holdings Ltd (CIOH) for cash calls by SimFerJersey Limited, of which US$411 million relates to CIOH’s share of expenditure incurred up until the end of December 2023 to progress critical works.